Non-controlling Interest	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Noncontrolling Interest [Abstract]
Non-controlling Interest
11.	Non-controlling interest:
The summarized financial information of Sprout is provided below. This information is based on amounts before inter-company eliminations and include the effects of the Company’s purchase price adjustments.
Summarized statement of loss and comprehensive loss:

	Three-month period ended		Six-m o nth period ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Revenue from contracts with customers	$8,364,475	$7,016,918	$16,522,072	$12,664,345
Cost of sales	(7,610,969)	(7,324,782)	(15,923,258)	(12,894,061)
Selling, general and administrative expenses	(2,472,272)	(930,384)	(6,227,801)	(4,971,533)
Impairment loss on goodwill and intangible assets	(10,164,000)	—	(10,164,000)	—
Finance costs	(923,315)	(744,289)	(1,462,282)	(673,161)

Loss before tax	(12,806,081)	(1,982,537)	(17,255,269)	(5,874,410)
Income tax (expense) recovery	—	154	—	(11,944)

Net loss	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)

Total comprehensive loss	(12,806,081)	(1,982,383)	(17,255,269)	(5,886,354)

Loss attributable to the subsidiary’s non-controlling interest	(6,390,234)	(989,209)	(8,610,379)	(2,937,291)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(6,390,234)	$(989,209)	$(8,610,379)	$(2,937,291)

Summarized statement of balance sheets:

	September 30, 2022	March 31, 2022
Current assets	$12,743,435	12,260,375
Non-current assets	28,610,930	39,000,367
Current liabilities	7,292,715	5,991,483
Non-current liabilities	31,409,919	25,362,259
Total equity	2,651,731	19,907,000

Attributable to:
Equity holders of the Company	$(1,459,967)	$7,184,923
Non-controlling interest	4,111,698	12,722,077

Summarized statement of cash
flow:

	Three-month period ended		Six-month period ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
Cash flow from (used in) operating activities	$(2,490,182)	$(4,324,098)	$(3,925,100)	$(8,073,510)
Cash flow used in investment activities	—	(1,246)	—	(1,246)
Cash flow from (used in) financing activities (1)	3,250,000	4,309,030	3,250,000	7,972,635
Net increase (decrease) in cash and cash equivalents	$759,818	$(16,314)	$(675,100)	$(102,121)

(1)	Cash flow from financing activities is partially provided through intercompany advances.

15.	Non-controlling interest:
The summarized financial information of Sprout Foods, Inc. subsidiary is provided below, based on their financial statements prepared in accordance with US GAAP. This information is based on amounts before inter-company eliminations and include the effects of the Corporation’s purchase price adjustments.
Summarized statement of loss and comprehensive loss:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Revenue from contracts with customers	$25,971,480	$2,403,074
Cost of sales	(28,200,621)	(3,192,259)
Selling, general and administrative expenses	(9,459,448)	(1,253,251)
Impairment loss on intangible assets	(1,527,000)	—
Impairment loss on goodwill	(3,288,847)	—
Finance costs	(2,427,165)	(140,218)

Loss before tax	(18,931,601)	(2,182,654)
Income tax	(11,854)	(1,398)

Net loss	(18,943,455)	(2,184,052)

Total comprehensive loss	(18,948,855)	(2,635,006)

Loss attributable to the subsidiary’s non-controlling interest	(9,452,784)	(1,094,210)

Comprehensive loss attributable to the subsidiary’s non-controlling interest	$(9,455,479)	$(1,320,138)

Summarized statement of balance sheets:

	March 31, 2022	March 31, 2021
Current assets	$12,260,375	11,338,209
Non-current assets	39,000,367	51,263,341
Current liabilities	5,991,483	6,125,690
Non-current liabilities	25,362,259	12,031,860
Total equity	19,907,000	44,444,000

Attributable to:
Equity holders to parent	$7,184,923	$22,266,444
Non-controlling interest	12,722,077	22,177,556

Summarized statement of cash flow:

	Year ended March 31, 2022	February 10, 2021 to March 31, 2021
Cash flow used in operating activities	$(10,214,243)	$(2,225,032)
Cash flow used in investment activities	(122,136)	—
Cash flow from (used in) financing activities (1)	11,280,528	(26,286)

Net increase (decrease) in cash and cash equivalents	$944,149	$(2,251,318)

(1) Cash flow from financing activities is provided through intercompany advances.